Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

CONTACT INFORMATION

Depositor	Banc of America Funding Corporation
214 North Tryon Street
NC1-027-21-04
Charlotte, NC 28255

Master Servicer	CitiMortgage, Inc.
4000 Regent Blvd., 3rd Floor
Irving, TX 75063

Trustee	Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, NY 10013

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	5

Reconciliation Detail	0

Collateral Summary	7

Delinquency Information	10

Standard Prepayment and Default Information	10

Credit Enhancement	11

Distribution Waterfall Detail	12

Other Information	14

Deal Contact:	John Hannon	Citibank, N.A.
	john.hannon@citi.com	Agency and Trust
	Tel: (212) 816-5693	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Distribution Summary

DISTRIBUTION IN DOLLARS
Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
A1	160,000,000.00	154,981,414.06	5.073130%	30 / 360	11/26 - 12/25	655,052.70	915,121.04	1,570,173.74	0.00	0.00	154,066,293.02
A2	200,000,000.00	193,726,767.57	5.063130%	30 / 360	11/26 - 12/25	817,201.85	1,143,901.31	1,961,103.16	0.00	0.00	192,582,866.26
A3	50,347,000.00	48,767,807.83	5.133130%	30 / 360	11/26 - 12/25	208,562.45	287,960.00	496,522.45	0.00	0.00	48,479,847.83
AR	100.00	0.00	0.000000%	-	-	0.00	0.00	0.00	0.00	0.00	0.00
M1	11,686,000.00	11,686,000.00	5.133130%	30 / 360	11/26 - 12/25	49,976.84	0.00	49,976.84	0.00	0.00	11,686,000.00
M2	7,718,000.00	7,718,000.00	5.483130%	30 / 360	11/26 - 12/25	35,257.69	0.00	35,257.69	0.00	0.00	7,718,000.00
M3	2,866,000.00	2,866,000.00	5.783130%	30 / 360	11/26 - 12/25	13,808.92	0.00	13,808.92	0.00	0.00	2,866,000.00
M4	1,543,000.00	1,543,000.00	5.783130%	30 / 360	11/26 - 12/25	7,434.46	0.00	7,434.46	0.00	0.00	1,543,000.00
M5	2,204,000.00	2,204,000.00	5.783130%	30 / 360	11/26 - 12/25	10,619.28	0.00	10,619.28	0.00	0.00	2,204,000.00
CE	4,631,728.01	4,630,457.24	0.000000%	30 / 360		324,204.24	0.00	324,204.24	0.00	0.00	4,630,457.24
P	100.00	100.00	0.000000%	30 / 360		0.00	0.00	0.00	0.00	0.00	100.00
Totals	440,995,928.01	428,123,546.70				2,122,118.43	2,346,982.35	4,469,100.78	0.00	0.00	425,776,564.35

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Distribution Summary (Factors)

PER $1,000 OF ORIGINAL BALANCE
Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)	(11/2 x 1000)	(12/2 x 1000)
A1	059526AB9	12/24/2007	968.633838	4.094079	5.719507	9.813586	0.000000	0.000000	962.914331
A2	059526AC7	12/24/2007	968.633838	4.086009	5.719507	9.805516	0.000000	0.000000	962.914331
A3	059526AD5	12/24/2007	968.633838	4.142500	5.719507	9.862007	0.000000	0.000000	962.914331
AR	059526AA1	12/24/2007	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000	0.000000
M1	059526AE3	12/24/2007	1,000.000000	4.276642	0.000000	4.276642	0.000000	0.000000	1,000.000000
M2	059526AF0	12/24/2007	1,000.000000	4.568242	0.000000	4.568242	0.000000	0.000000	1,000.000000
M3	059526AG8	12/24/2007	1,000.000000	4.818186	0.000000	4.818186	0.000000	0.000000	1,000.000000
M4	059526AH6	12/24/2007	1,000.000000	4.818185	0.000000	4.818185	0.000000	0.000000	1,000.000000
M5	059526AJ2	12/24/2007	1,000.000000	4.818185	0.000000	4.818185	0.000000	0.000000	1,000.000000
CE	059526AK9	11/30/2007	999.725638	69.996390	0.000000	69.996390	0.000000	0.000000	999.725638
P	059526AL7	11/30/2007	1,000.000000	0.000000	0.000000	0.000000	0.000000	0.000000	1,000.000000

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Interest Distribution Detail

DISTRIBUTION IN DOLLARS
Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
A1	154,981,414.06	5.07313%	5.15500%	30 / 360	655,052.70	0.00	0.00	0.00	655,052.70	0.00	655,052.70	0.00
A2	193,726,767.57	5.06313%	5.14500%	30 / 360	817,201.85	0.00	0.00	0.00	817,201.85	0.00	817,201.85	0.00
A3	48,767,807.83	5.13313%	5.21500%	30 / 360	208,562.45	0.00	0.00	0.00	208,562.45	0.00	208,562.45	0.00
AR	0.00	0.00000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
M1	11,686,000.00	5.13313%	5.21500%	30 / 360	49,976.84	0.00	0.00	0.00	49,976.84	0.00	49,976.84	0.00
M2	7,718,000.00	5.48313%	5.56500%	30 / 360	35,257.69	0.00	0.00	0.00	35,257.69	0.00	35,257.69	0.00
M3	2,866,000.00	5.78313%	5.86500%	30 / 360	13,808.92	0.00	0.00	0.00	13,808.92	0.00	13,808.92	0.00
M4	1,543,000.00	5.78313%	5.86500%	30 / 360	7,434.46	0.00	0.00	0.00	7,434.46	0.00	7,434.46	0.00
M5	2,204,000.00	5.78313%	5.86500%	30 / 360	10,619.28	0.00	0.00	0.00	10,619.28	0.00	10,619.28	0.00
CE	4,630,457.24	0.00000%	0.00000%	30 / 360	324,204.24	0.00	0.00	0.00	324,204.24	0.00	324,204.24	0.00
P	100.00	0.00000%	0.00000%	30 / 360	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	428,123,546.70				2,122,118.43	0.00	0.00	0.00	2,122,118.43	0.00	2,122,118.43	0.00

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Principal Distribution Detail

DISTRIBUTION IN DOLLARS
Class	Original Balance	Prior Principal Balance	Scheduled Principal Distribution	Unscheduled Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses	Original Class (%)	Current Class (%)	Original Credit Support	Current Credit Support
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(3)-(4)-(5)+(6)-(7)+(8)	(10)	(11)	(12)	(13)	(14)
A1	160,000,000.00	154,981,414.06	82,657.84	832,463.20	0.00	0.00	0.00	154,066,293.02	0.00	36.67%	36.58%	63.33%	63.42%
A2	200,000,000.00	193,726,767.57	103,322.30	1,040,579.00	0.00	0.00	0.00	192,582,866.26	0.00	45.83%	45.73%	17.50%	17.69%
A3	50,347,000.00	48,767,807.83	26,009.84	261,950.16	0.00	0.00	0.00	48,479,847.83	0.00	11.54%	11.51%	5.96%	6.18%
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%	5.96%	6.18%
M1	11,686,000.00	11,686,000.00	0.00	0.00	0.00	0.00	0.00	11,686,000.00	0.00	2.68%	2.77%	3.28%	3.40%
M2	7,718,000.00	7,718,000.00	0.00	0.00	0.00	0.00	0.00	7,718,000.00	0.00	1.77%	1.83%	1.52%	1.57%
M3	2,866,000.00	2,866,000.00	0.00	0.00	0.00	0.00	0.00	2,866,000.00	0.00	0.66%	0.68%	0.86%	0.89%
M4	1,543,000.00	1,543,000.00	0.00	0.00	0.00	0.00	0.00	1,543,000.00	0.00	0.35%	0.37%	0.51%	0.52%
M5	2,204,000.00	2,204,000.00	0.00	0.00	0.00	0.00	0.00	2,204,000.00	0.00	0.51%	0.52%	0.00%	0.00%
Totals	436,364,100.00	423,492,989.46	211,989.98	2,134,992.36	0.00	0.00	0.00	421,146,007.11	0.00	100%	100%

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Reconciliation Detail

SOURCE OF FUNDS

Interest Funds Available
Scheduled Interest	2,438,325.04
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	(406.26)
Basis Risk Reserve Fund Draw	0.00
Total Interest Funds Available:		2,437,918.78
Principal Funds Available
Scheduled Principal	211,989.98
Curtailments	38,742.42
Prepayments in Full	2,096,249.95
Liquidation Proceeds	0.00
Adjustment Principal	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Other Principal	0.00
Principal Losses	0.00
Total Principal Funds Available:		2,346,982.35
Other Funds Available
Cap Contract Amount	0.00
Swap Payment 1 Amount	0.00
Swap Payment 2 Amount	0.00
Swap Payment 3 Amount	0.00
Prepayment Charges	0.00
Other Charges	0.00
Draws on Supplemental Interest Trust Acct	0.00
Total Other Funds Available:		0.00
Total Funds Available		4,784,901.13

ALLOCATION OF FUNDS

Scheduled Fees
Insurance Fee	1,468.47
Servicing Fee	89,192.38
Trustee Fee	0.00
Total Scheduled Fees:		90,660.85
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Payment to the Swap Counterparty 1	113,012.65
Payment to the Swap Counterparty 2	38,075.53
Payment to the Swap Counterparty 3	74,051.31
Total Additional Fees, Expenses, etc.:		225,139.49
Distribution to Certificateholders
Interest Distribution	2,122,118.44
Principal Distribution	2,346,982.34
Total Distribution to Certificateholders:		4,469,100.78
Total Funds Allocated		4,784,901.12

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Collateral Summary

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	440,995,928.01	428,123,546.71	425,776,564.36

Loan Count	1,677	1,638	1,629

Weighted Average Coupon Rate (WAC)	6.844927%	6.834452%	6.837616%

Net Weighted Average Coupon Rate (Net WAC)	6.594927%	6.584452%	6.587616%

Weighted Average Remaining Term (WART in months)	295	348	347

AVAILABLE PRINCIPAL

Scheduled Principal	211,230.68
Curtailments	38,742.42
Prepayments in Full	2,096,249.95
Liquidation Proceeds	0.00
Repurchased Principal	0.00
Substitution Principal	0.00
Adjustment Principal	0.00
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	2,346,223.05

Current Principal Realized Losses	0.00
Cumulative Realized Losses	0.00

AVAILABLE INTEREST

Scheduled Interest	2,438,325.04

Servicing Fee	89,192.38
Master Servicing Fee	0.00
Insurance Fee	1,468.47
Trustee Fee	0.00
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	406.26
Other Amounts	0.00
TOTAL AVAILABLE INTEREST	2,347,257.93

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Delinquency Information

	31-60 Days	61-90 Days	91+ Days	Totals
Delinquency
Scheduled Principal Balance	10,914,321.94	4,096,602.69	7,562,659.19	22,573,583.82
Percentage of Total Pool Balance	2.5634%	0.9621%	1.7762%	5.3017%
Number of Loans	38	18	17	73
Percentage of Total Loans	2.3327%	1.1050%	1.0436%	4.4813%
Bankruptcy
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Foreclosure
Scheduled Principal Balance	0.00	0.00	828,696.88	828,696.88
Percentage of Total Pool Balance	0.0000%	0.0000%	0.1946%	0.1946%
Number of Loans	0	0	3	3
Percentage of Total Loans	0.0000%	0.0000%	0.1842%	0.1842%
REO
Scheduled Principal Balance	0.00	0.00	0.00	0.00
Percentage of Total Pool Balance	0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans	0	0	0	0
Percentage of Total Loans	0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	10,914,321.94	4,096,602.69	8,391,356.07	23,402,280.70
Percentage of Total Pool Balance	2.5634%	0.9621%	1.9708%	5.4964%
Number of Loans	38	18	20	76
Percentage of Total Loans	2.3327%	1.1050%	1.2277%	4.6654%

Principal and Interest Advance Required and Received	2,237,490.99

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Historical Delinquency Information

Distribution Date	1 Month		2 Month		3 + Month		Bankruptcy		Foreclosure		REO		Total ( 2+, BK, FC & REO )
	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt	Balance	Cnt
12/26/2007	10,914,321.94	38	4,096,602.69	18	7,562,659.19	17	0.00	0	828,696.88	3	0.00	0	12,487,958.76	38
	2.563%	2.3%	0.962%	1.1%	1.776%	1.0%	0.000%	0.0%	0.195%	0.2%	0.000%	0.0%	2.933%	2.3%
11/26/2007	14,979,843.45	56	5,278,609.77	14	4,892,722.08	12	0.00	0	0.00	0	0.00	0	10,171,331.85	26
	3.499%	3.4%	1.233%	0.9%	1.143%	0.7%	0.000%	0.0%	0.000%	0.0%	0.000%	0.0%	2.376%	1.6%
10/25/2007	16,492,537.87	56	5,257,035.86	14	156,694.65	1	0.00	0	354,472.16	1	0.00	0	5,768,202.67	16
	3.829%	3.4%	1.220%	0.8%	0.036%	0.1%	0.000%	0.0%	0.082%	0.1%	0.000%	0.0%	1.339%	1.0%
09/25/2007	8,063,819.39	33	738,118.95	3	354,772.79	1	0.00	0	0.00	0	0.00	0	1,092,891.74	4
	1.864%	2.0%	0.171%	0.2%	0.082%	0.1%	0.000%	0.0%	0.000%	0.0%	0.000%	0.0%	0.253%	0.2%
08/27/2007	6,806,468.14	23	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0
	1.559%	1.4%	0.000%	0.0%	0.000%	0.0%	0.000%	0.0%	0.000%	0.0%	0.000%	0.0%	0.000%	0.0%

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Standard Prepayment and Default Information
Payment Date	Wtd. Avg. Age (Months)	Current Collateral Balance	Scheduled Principal	Unscheduled Principal	Liquidation Principal	SMM	CPR	PSA	MDR	CDR	SDA
26-Dec-2007	0.00	425,776,564.36	211,989.98	2,134,992.37	0.00	0.499%	5.826%	0%	0.000%	0.000%	0%
26-Nov-2007	0.00	428,123,546.71	211,230.68	2,400,101.88	0.00	0.557%	6.488%	0%	0.000%	0.000%	0%
25-Oct-2007	0.00	430,734,879.27	210,596.47	1,567,119.39	0.00	0.363%	4.264%	0%	0.000%	0.000%	0%
25-Sep-2007	0.00	432,512,595.13	211,280.85	3,842,831.59	0.00	0.881%	10.071%	0%	0.000%	0.000%	0%
27-Aug-2007	0.00	436,566,707.57	214,381.70	4,214,838.74	0.00	0.956%	10.890%	0%	0.000%	0.000%	0%
SMM (Single Month Mortality) = Unscheduled Principal / (Beginning Balance - Scheduled Principal)	MDR (Monthly Default Rate) = Beginning Balance of Liquidated Asset / Total Beginning Balance
CPR (Constant Prepayment Rate) = 1 - ((1-SMM)^12)	CDR (Conditional Default Rate) = 1 - ((1-MDR)^12)
PSA (Public Securities Association) = CPR * (min(.2% * Age, 6%))	SDA (Standard Default Assumption) = CDR * (min(.2% * Age, 6%))

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Credit Enhancement

GROUP TOTALS

Required Overcollateralization Amount			4,630,457.24
Prior Overcollateralization Amount			4,630,457.25
Overcollateralization Decrease due to Realized Losses			0.00
Overcollateralization Deficiency Amount	0.00
Excess Spread Available for Overcollateralization Increase	324,204.24
Overcollateralization Increase Amount			0.00
Excess Overcollateralization Amount	0.01
Principal Available for Overcollateralization Reduction	2,346,982.35
Overcollateralization Reduction Amount			0.01
Current Overcollateralization			4,630,457.24	1.0875%

Senior Enhancement Percentage				7.1980%
Are Stepdown Principal Distributions allowed this month?				No
(Has the Stepdown Date occured and are there no Trigger Events in effect?)
Has the Stepdown Date Occured?			No
(Has the Distribution Date in September 2009 passed or have the Senior Notes paid down to their target percentage?)
Senior Notes Current Percentage	92.8020%
Senior Notes Target Percentage	86.1000%
Is A Trigger Event in effect?			No
(Is a Delinquency Trigger Event in effect or is a Cumulative Loss Trigger Event in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Delinquency Percentage equal or exceed the target percentage?)
Rolling Three Month Delinquency Rate	2.2160%
Target Percentage	3.5990%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0000%
Target Percentage	0.0000%

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Waterfall Detail

DISTRIBUTIONS	Amount Distributed	Remaining Available Funds
Interest Remittance Funds		2,122,118.44
Concurrently, Class A1, A2, A3 Accrued Certificate Interest Amount	(1,680,817.01)	441,301.43
Concurrently, Class A1, A2, A3 Interest Carryforward Amount	0.00	441,301.43
Class M1, Accrued Certificate Interest Amount	(49,976.84)	391,324.59
Class M2, Accrued Certificate Interest Amount	(35,257.69)	356,066.90
Class M3, Accrued Certificate Interest Amount	(13,808.92)	342,257.98
Class M4, Accrued Certificate Interest Amount	(7,434.46)	334,823.52
Class M5, Accrued Certificate Interest Amount	(10,619.28)	324,204.24
(Remaining for application as part of Monthly Excess Cashflow)

Principal Distribution Amount		2,346,982.34
Class AR, the Principal Distribution Amount	0.00	2,346,982.34
Concurrently, Class A1, A2, A3, the Principal Distribution Amount	(2,346,982.34)	0.00
Class M1, the Principal Distribution Amount	0.00	0.00
Class M2, the Principal Distribution Amount	0.00	0.00
Class M3, the Principal Distribution Amount	0.00	0.00
Class M4, the Principal Distribution Amount	0.00	0.00
Class M5, the Principal Distribution Amount	0.00	0.00
(Remaining for application as part of Monthly Excess Cashflow)

Monthly Excess Cashlow Funds		324,204.25
Concurrently, Class A1, A2, A3, remaining Accrued Certificate Interest Amount	0.00	324,204.25
Concurrently, Class A1, A2, A3, any Interest Carryforward Amount	0.00	324,204.25
Sequentially, M1, M2, M3, M4, M5, remaining, Accrued Certificate Interest and Interest Carryforward Amounts	0.00	324,204.25
To the Cap Carryover Reserve Account to pay Cap Carryover Amounts,	0.00	324,204.25
Concurrently, to the Senior Certificates, any Realized Loss Amortization Amounts,	0.00	324,204.25
Sequentially, to M1, M2, M3, M4 M5, any Realized Loss Amortization Amounts	0.00	324,204.25
To the Supplemental Interest Trust to fund any Defaulted Swap Termination Payment	0.00	324,204.25
To the Class CE Certificates, up to the Class CE Distributable Amount	(324,204.24)	0.01
To the Class CE Certificates, the Overcollateralization Reduction Amount	(0.01)	0.00
Distribution of Class P outstanding Certificate Principal Balance	0.00	0.00

Class, A-R, amounts remaining in the Certificate Account	0.00	0.00

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Supplemental Interest Trust Distributions, on deposit in the Swap Account		225,139.49
To the Swap Provider, all Net Swap Payments	(225,139.49)	0.00
To the Swap Provider, any Swap Termination Payments	0.00	0.00
To the Senior Certificates, remaining Interest Carryforward Amounts	0.00	0.00
Sequentially, M1, M2, M3, M4, M5, remaining, Accrued Certificate Interest and Interest Carryforward Amounts	0.00	0.00
Classes of Certificates, an amount necessary to maintain Targeted Overcollateralization Amount	0.00	0.00
To the Senior Certificates entitled to distributions of interest, the remaining Cap Carryover Amounts	0.00	0.00
Sequentially, M1, M2, M3, M4, M5, the remaining Cap Carryover Amounts	0.00	0.00
Concurrently, the Senior Certificates, any remaining Unpaid Realized Loss Amount	0.00	0.00
Sequentially, M1, M2, M3, M4, M5, remaining Unpaid Realized Loss Amount	0.00	0.00
To the Swap Provider, any Defaulted Swap Termination Payment,	0.00	0.00
To the Class CE Certificates, any remaining amounts	0.00	0.00

Supplemental Interest Trust Distributions, on deposit in the Reserve Fund		0.00
To the Class A-3 Certificates, the related Cap Carryover Amount remaining undistributed	0.00	0.00
To the Class CE Certificates, any remaining amounts	0.00	0.00

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Other Information

Cap Carryover Reserve Account
Beginning Balance	0.00
Deposits	0.00
Withdrawals	0.00
Ending Balance	0.00

Reserve Fund
Beginning Balance	0.00
Deposits	0.00
Withdrawals	0.00
Ending Balance	0.00

Swap Account Ref #39475
Beginning Balance	0.00
Deposits	113,012.65
Withdrawals	113,012.65
Ending Balance	0.00

Swap Account Ref #39489
Beginning Balance	0.00
Deposits	38,075.53
Withdrawals	38,075.53
Ending Balance	0.00

Swap Account Ref #39499
Beginning Balance	0.00
Deposits	74,051.31
Withdrawals	74,051.31
Ending Balance	0.00

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Interest Carryforward Amounts
Class A1 Interest Carryforward Amount	0.00
Class A2 Interest Carryforward Amount	0.00
Class A3 Interest Carryforward Amount	0.00
Class M1 Interest Carryforward Amount	0.00
Class M2 Interest Carryforward Amount	0.00
Class M3 Interest Carryforward Amount	0.00
Class M4 Interest Carryforward Amount	0.00
Class M5 Interest Carryforward Amount	0.00

Unpaid Interest Carryforward Amounts
Class A1 Unpaid Interest Carryforward Amount	0.00
Class A2 Unpaid Interest Carryforward Amount	0.00
Class A3 Unpaid Interest Carryforward Amount	0.00
Class M1 Unpaid Interest Carryforward Amount	0.00
Class M2 Unpaid Interest Carryforward Amount	0.00
Class M3 Unpaid Interest Carryforward Amount	0.00
Class M4 Unpaid Interest Carryforward Amount	0.00
Class M5 Unpaid Interest Carryforward Amount	0.00

None of the Certificate Rates were limited

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup

Distribution Date:	12/26/2007	Banc of America Funding
Determination Date:	12/18/2007	Mortgage Pass-Through Certificates, Series 2007-6

Distributions to the Holders since inception, August 27 2007
Class P	11,158.39
Class CE	1,936,388.78
Class AR	100.00

Principal Remittance Amount	2,346,982.35
Interest Remittance Amount	2,122,118.44

Current Libor	4.783130%
Next Libor	4.865000%

LIBOR Determination Date	December 21 2007

Net Swap Payment to the Supplemental Interest Trust Pursuant to Sec.5.02	0.00
Net Swap Payment to the Swap Counterparty Pursuant to Sec.5.02	225,139.49
Swap Termination Payment to the Supplemental Interest Trust Pursuant to Sec.5.02	0.00
Swap Termination Payment to the Swap Counterparty Pursuant to Sec.5.02	0.00

Reimbursement Amount	0.00
Amount of Recoveries	0.00
Expenses or indemnification amounts paid by the Trust	0.00

No material modifications, extensions or waivers to Mortgage Loan terms, fees, penalties or payments since the previous Distribution Date

No material breaches of Mortgage Loan representations and warranties

No material breaches of any covenants under the Pooling & Servicing Agreement

Reports Available at www.sf.citidirect.com	© Copyright 2007 Citigroup